Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net income	¥ 756,857	¥ 707,600	¥ 648,551
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on securities	16,057	47,509	8,238
Unrealized gain (loss) on derivative instruments	(4,895)	(4,736)	(2,231)
Foreign currency translation adjustments	156,471	112,388	(69,369)
Pension liability adjustments	163,241	35,646	(8,542)
Other comprehensive income (loss)	330,874	190,807	(71,904)
Total comprehensive income (loss)	1,087,731	898,407	576,647
Less-Comprehensive income attributable to noncontrolling interests	214,360	211,564	163,081
Total comprehensive income (loss) attributable to NTT	¥ 873,371	¥ 686,843	¥ 413,566